INCOME TAX EXPENSE - Provision for income taxes provisions (benefits) and deferred income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax:
(Increase) decrease in deferred tax assets	$ (29,230)	$ 155,603
Decrease in deferred tax liabilities	(99,622)	(86,358)
Deferred income tax	(128,852)	69,245
(Benefit from) Provision for income taxes, as previously reported	$ (128,852)	$ 69,245